Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
		Nov. 14, 2025	Oct. 15, 2025	May 02, 2024	Dec. 31, 2025	Sep. 03, 2025	Aug. 22, 2025	Feb. 19, 2025	Dec. 31, 2024	Mar. 19, 2024	Nov. 30, 2022
Net Income (Loss) Per Share [Line Items]
Additional ordinary shares				877,500,000
Common stock, par value (in Dollars per share)	[1]								$ 0.04
Number of ordinary shares			1		10
Common stock, shares authorized	[1]								9,000,000
Preferred stock, par value (in Dollars per share)				$ 0.04
Additional preferred stock, shares authorized				97,500,000
Reverse stock split		retroactive effect to the 1-to-100 Share Consolidation effected on November 14, 2025.			The Share Consolidation at a ratio of one-for-one hundred (1:100) was effective on November 14, 2025
Minimum [Member]
Net Income (Loss) Per Share [Line Items]
Preferred stock, shares authorized				2,500,000
Minimum [Member] | Ordinary Shares [Member]
Net Income (Loss) Per Share [Line Items]
Authorized share capital (in Dollars)				$ 1,000,000
Maximum [Member]
Net Income (Loss) Per Share [Line Items]
Preferred stock, par value (in Dollars per share)				$ 0.04
Authorized share capital (in Dollars)				$ 40,000,000
Share Consolidation [Member]
Net Income (Loss) Per Share [Line Items]
Common stock, par value (in Dollars per share)					$ 0.04
Common stock, shares authorized					22,500,000
Preferred stock, shares authorized					2,500,000
Preferred stock, par value (in Dollars per share)					$ 0.04
Ordinary Shares [Member]
Net Income (Loss) Per Share [Line Items]
Common stock, par value (in Dollars per share)				$ 0.04				$ 0.04		$ 0.04
Ordinary Shares [Member] | Minimum [Member]
Net Income (Loss) Per Share [Line Items]
Common stock, par value (in Dollars per share)				$ 0.04
Common stock, shares authorized				22,500,000
Ordinary Shares [Member] | Maximum [Member]
Net Income (Loss) Per Share [Line Items]
Common stock, shares authorized				900,000,000
Preferred Stock [Member]
Net Income (Loss) Per Share [Line Items]
Preferred stock, par value (in Dollars per share)				$ 0.04
Preferred dividend shares				100,000,000
Class B Ordinary Shares [Member]
Net Income (Loss) Per Share [Line Items]
Common stock, par value (in Dollars per share)	[1]				$ 4
Common stock, shares authorized	[1]				1,000,000
Class B Ordinary Shares [Member] | Minimum [Member]
Net Income (Loss) Per Share [Line Items]
Common stock, par value (in Dollars per share)					$ 0.04
Class A Ordinary Shares [Member]
Net Income (Loss) Per Share [Line Items]
Common stock, par value (in Dollars per share)					$ 4
Common stock, shares authorized	[2]				9,000,000
Class A Ordinary Shares [Member] | Maximum [Member]
Net Income (Loss) Per Share [Line Items]
Common stock, par value (in Dollars per share)					$ 4
Share Consolidation [Member]
Net Income (Loss) Per Share [Line Items]
Additional ordinary shares											0.001
Shares consolidation											1
Common stock, par value (in Dollars per share)											$ 0.04
Authorized share capital (in Dollars)					$ 1,000,000
Ordinary Shares [Member]
Net Income (Loss) Per Share [Line Items]
Common stock, par value (in Dollars per share)			$ 0.04				$ 0.04
Number of ordinary shares					1
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Net Income (Loss) Per Share [Line Items]
Common stock, shares authorized						900,000,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation and change of share capital (Note 9).
[2]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation and change of share capital (Note 9).